UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5357

DWS Blue Chip Fund

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 7/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2009 (Unaudited)

DWS Blue Chip Fund

	Shares	Value ($)

Common Stocks 97.1%
Consumer Discretionary 9.7%
Auto Components 0.1%
Magna International, Inc. "A"	4,200	214,032
Automobiles 0.0%
Honda Motor Co., Ltd. (ADR)	4,000	128,520
Distributors 0.1%
Genuine Parts Co.	4,300	152,306
Diversified Consumer Services 0.1%
Capella Education Co.*	2,200	141,592
Hotels Restaurants & Leisure 1.5%
Ctrip.com International Ltd. (ADR)*	4,700	240,875
McDonald's Corp.	53,800	2,962,228

Yum! Brands, Inc.	21,200	751,752

		3,954,855
Household Durables 0.7%
Garmin Ltd. (a)	39,200	1,084,272
Leggett & Platt, Inc.	41,400	718,290
Ryland Group, Inc.	6,200	123,814

		1,926,376
Internet & Catalog Retail 0.4%
Amazon.com, Inc.*	12,600	1,080,576
Media 3.0%
Comcast Corp. "A"	241,000	3,581,260
Comcast Corp. Special "A"	58,000	811,420
DISH Network Corp. "A"*	26,400	447,480
McGraw-Hill Companies, Inc.	6,400	200,640
Time Warner Cable, Inc.	26,091	862,568
Time Warner, Inc. (a)	86,133	2,296,306

		8,199,674
Multiline Retail 0.6%
Macy's, Inc. (a)	110,400	1,535,664
Specialty Retail 2.9%
Children's Place Retail Stores, Inc.*	7,300	239,221
Gymboree Corp.*	9,700	385,866
RadioShack Corp.	70,700	1,096,557
Rent-A-Center, Inc.*	15,600	323,856
Ross Stores, Inc.	25,400	1,119,886
The Gap, Inc.	78,700	1,284,384
TJX Companies, Inc. (a)	92,300	3,344,029

		7,793,799
Textiles, Apparel & Luxury Goods 0.3%
Coach, Inc.	2,900	85,811
Jones Apparel Group, Inc.	38,100	524,256
Under Armour, Inc. "A"* (a)	4,900	119,021
Wolverine World Wide, Inc.	9,700	233,770

		962,858
Consumer Staples 10.4%
Food & Staples Retailing 2.7%
Kroger Co. (a)	129,400	2,766,572
Sysco Corp.	30,200	717,552
Wal-Mart Stores, Inc.	76,400	3,810,832

		7,294,956
Food Products 2.8%
Archer-Daniels-Midland Co. (a)	150,300	4,527,036
Bunge Ltd. (a)	34,800	2,434,956
Chiquita Brands International, Inc.*	14,200	173,950
Darling International, Inc.*	24,100	170,146
Fresh Del Monte Produce, Inc.*	19,100	408,931

		7,715,019
Household Products 2.2%
Church & Dwight Co., Inc.	4,500	265,410
Colgate-Palmolive Co. (a)	63,900	4,628,916
Kimberly-Clark Corp.	17,000	993,650

		5,887,976

Personal Products 0.4%
Herbalife Ltd.	24,200	832,722
Mead Johnson Nutrition Co. "A"	3,500	127,435

		960,157
Tobacco 2.3%
Altria Group, Inc.	109,500	1,919,535
Lorillard, Inc.	18,000	1,326,960
Philip Morris International, Inc.	64,900	3,024,340

		6,270,835
Energy 9.7%
Energy Equipment & Services 0.9%
Noble Corp.	66,500	2,251,690
Oil States International, Inc.*	7,100	192,552

		2,444,242
Oil, Gas & Consumable Fuels 8.8%
Alpha Natural Resources, Inc.* (a)	5,400	179,874
Apache Corp.	28,500	2,392,575
Cimarex Energy Co.	34,200	1,223,676
ConocoPhillips	116,200	5,079,102
Encore Acquisition Co.*	38,600	1,374,160
EXCO Resources, Inc.*	12,900	177,246
ExxonMobil Corp.	42,086	2,962,433
Frontline Ltd. (a)	10,100	230,987
Mariner Energy, Inc.*	46,700	559,933
McMoRan Exploration Co.* (a)	52,800	335,808
Murphy Oil Corp.	53,400	3,107,880
Occidental Petroleum Corp.	70,800	5,050,872
Overseas Shipholding Group, Inc.	7,200	247,320
Plains All American Pipeline LP	2,300	111,228
Valero Energy Corp.	17,100	307,800
W&T Offshore, Inc. (a)	39,300	420,117

		23,761,011
Financials 13.5%
Capital Markets 2.0%
Bank of New York Mellon Corp.	72,700	1,987,618
Franklin Resources, Inc.	9,600	851,328
Morgan Stanley	23,900	681,150
The Goldman Sachs Group, Inc.	11,600	1,894,280

		5,414,376
Commercial Banks 1.1%
Allied Irish Banks PLC (ADR)	14,400	71,136
Comerica, Inc.	10,000	238,400
KeyCorp	36,500	210,970
Marshall & Ilsley Corp.	100,400	606,416
PNC Financial Services Group, Inc.	8,500	311,610
Regions Financial Corp.	235,100	1,039,142
Zions Bancorp. (a)	26,400	358,512

		2,836,186
Consumer Finance 0.5%
Capital One Financial Corp.	16,100	494,270
Discover Financial Services	82,700	982,476

		1,476,746

Diversified Financial Services 5.2%
Bank of America Corp.	366,700	5,423,493
Citigroup, Inc.	478,700	1,517,479
JPMorgan Chase & Co.	180,500	6,976,325
PHH Corp.*	12,700	232,791

		14,150,088
Insurance 4.2%
ACE Ltd.	84,300	4,135,758
Aflac, Inc.	20,000	757,200
Allied World Assurance Co. Holdings Ltd.	10,500	456,330
Arch Capital Group Ltd.*	6,500	404,235
Berkshire Hathaway, Inc. "B"*	800	2,544,400
Everest Re Group Ltd.	4,000	320,880
First American Corp.	9,900	292,545
Genworth Financial, Inc. "A"	101,800	702,420
MetLife, Inc.	6,000	203,700
Old Republic International Corp.	39,600	409,464
Prudential Financial, Inc.	2,800	123,956
The Travelers Companies, Inc.	17,600	758,032
XL Capital Ltd. "A" (a)	12,800	180,224

		11,289,144
Real Estate Investment Trusts 0.4%
Essex Property Trust, Inc. (REIT)	3,400	221,034
Franklin Street Properties Corp. (REIT)	20,300	289,478
Public Storage (REIT)	3,000	217,710
Rayonier, Inc. (REIT)	6,500	253,435
Walter Investment Management Corp. (REIT)*	13,437	180,728

		1,162,385
Real Estate Management & Development 0.1%
The St. Joe Co.*	6,300	177,408
Health Care 14.9%
Biotechnology 1.8%
Gilead Sciences, Inc.* (a)	89,100	4,359,663
Myriad Genetics, Inc.*	10,300	282,426
PDL BioPharma, Inc.	36,000	296,280

		4,938,369
Health Care Equipment & Supplies 1.3%
Baxter International, Inc.	30,800	1,736,196
Becton, Dickinson & Co.	17,200	1,120,580
Covidien PLC	13,900	525,559

		3,382,335
Health Care Providers & Services 6.3%
Aetna, Inc.	189,100	5,100,027
AmerisourceBergen Corp.	13,900	274,108
Coventry Health Care, Inc.*	37,700	867,100
Emergency Medical Services Corp. "A"*	2,700	105,678
Express Scripts, Inc.*	59,000	4,132,360
Humana, Inc.*	18,900	620,865
Kindred Healthcare, Inc.*	17,400	244,296
Magellan Health Services, Inc.*	8,200	265,352
McKesson Corp.	37,100	1,897,665
Medco Health Solutions, Inc.*	63,600	3,361,896

Universal Health Services, Inc. "B"	4,300	239,123

		17,108,470
Pharmaceuticals 5.5%
Abbott Laboratories	46,800	2,105,532
Eli Lilly & Co.	125,400	4,375,206
Johnson & Johnson	30,700	1,869,323
Merck & Co., Inc. (a)	7,500	225,075
Pfizer, Inc. (a)	333,500	5,312,655
Watson Pharmaceuticals, Inc.*	25,500	885,615

		14,773,406
Industrials 11.9%
Aerospace & Defense 6.0%
Alliant Techsystems, Inc.*	4,900	385,728
General Dynamics Corp.	39,200	2,171,288
Goodrich Corp.	42,300	2,172,528
Honeywell International, Inc.	18,500	641,950
L-3 Communications Holdings, Inc.	15,500	1,170,250
Lockheed Martin Corp.	59,500	4,448,220
Northrop Grumman Corp.	65,600	2,924,448
Raytheon Co.	52,100	2,446,095

		16,360,507
Air Freight & Logistics 0.5%
United Parcel Service, Inc. "B"	24,500	1,316,385
Commercial Services & Supplies 0.4%
R.R. Donnelley & Sons Co.	41,000	569,900
The Brink's Co.	19,800	537,570

		1,107,470
Construction & Engineering 1.2%
EMCOR Group, Inc.*	39,400	950,328
Fluor Corp.	38,600	2,038,080
Tutor Perini Corp.*	15,400	284,130

		3,272,538
Electrical Equipment 0.5%
GrafTech International Ltd.*	102,700	1,410,071
Industrial Conglomerates 0.2%
General Electric Co.	32,000	428,800
Machinery 1.3%
AGCO Corp.* (a)	12,600	396,396
Cummins, Inc.	14,300	615,043
Dover Corp.	5,900	200,659
Flowserve Corp.	17,100	1,381,167
Gardner Denver, Inc.*	4,000	116,760
Parker Hannifin Corp.	13,400	593,352
Trinity Industries, Inc.	8,400	117,264

		3,420,641
Professional Services 0.7%
Manpower, Inc.	41,000	1,965,950
Road & Rail 0.9%
Burlington Northern Santa Fe Corp.	2,600	204,334
Norfolk Southern Corp.	7,100	307,075
Ryder System, Inc.	54,300	1,907,559
Werner Enterprises, Inc.	8,200	148,092

		2,567,060

Trading Companies & Distributors 0.2%
W.W. Grainger, Inc.	4,600	413,586
Information Technology 17.0%
Communications Equipment 1.9%
Cisco Systems, Inc.*	49,700	1,093,897
QUALCOMM, Inc.	90,500	4,182,005

		5,275,902
Computers & Peripherals 5.6%
Apple, Inc.*	25,600	4,182,784
International Business Machines Corp.	55,800	6,580,494
QLogic Corp.*	78,200	1,020,510
Western Digital Corp.*	107,700	3,257,925

		15,041,713
Electronic Equipment, Instruments & Components 1.4%
Arrow Electronics, Inc.*	23,200	597,864
Avnet, Inc.*	39,600	966,240
Dolby Laboratories, Inc. "A"*	3,200	133,216
Flextronics International Ltd.*	93,900	499,548
Ingram Micro, Inc. "A"*	28,400	477,688
Jabil Circuit, Inc.	116,700	1,068,972
Vishay Intertechnology, Inc.*	13,200	93,852

		3,837,380
Internet Software & Services 1.5%
Google, Inc. "A"*	7,800	3,455,790
MercadoLibre, Inc.* (a)	8,100	233,442
VeriSign, Inc.*	24,800	506,912

		4,196,144
IT Services 3.1%
Accenture Ltd. "A"	90,900	3,187,863
Automatic Data Processing, Inc.	57,800	2,153,050
Broadridge Financial Solutions, Inc.	10,700	184,789
Computer Sciences Corp.*	50,000	2,408,500
SAIC, Inc.*	14,200	256,878
Western Union Co.	6,400	111,872

		8,302,952
Software 3.5%
BMC Software, Inc.*	12,100	411,763
Check Point Software Technologies Ltd.*	23,600	629,884
Microsoft Corp.	303,400	7,135,968
Symantec Corp.*	56,500	843,545
VMware, Inc. "A"* (a)	10,300	331,969

		9,353,129
Materials 4.7%
Chemicals 1.4%
Ashland, Inc.	40,500	1,342,170
Terra Industries, Inc.	80,500	2,347,380

		3,689,550
Metals & Mining 2.1%
Cliffs Natural Resources, Inc.	112,400	3,078,636
Gold Fields Ltd. (ADR) (a)	69,200	834,552
United States Steel Corp.	41,100	1,633,725

Walter Energy, Inc.	5,600	276,416

		5,823,329
Paper & Forest Products 1.2%
International Paper Co.	173,900	3,271,059
Telecommunication Services 2.9%
Diversified Telecommunication Services 2.8%
AT&T, Inc.	148,500	3,895,155
Chunghwa Telecom Co., Ltd. (ADR)	28,930	505,118
Verizon Communications, Inc.	103,000	3,303,210

		7,703,483
Wireless Telecommunication Services 0.1%
Mobile TeleSystems (ADR)	6,300	264,537
Utilities 2.4%
Electric Utilities 0.7%
Edison International	41,400	1,338,048
Exelon Corp.	4,500	228,870
Pepco Holdings, Inc.	13,300	191,254

		1,758,172
Gas Utilities 0.2%
Atmos Energy Corp.	4,200	114,072
ONEOK, Inc. (a)	13,600	450,160

		564,232
Independent Power Producers & Energy Traders 0.8%
AES Corp.*	119,500	1,528,405
NRG Energy, Inc.* (a)	26,900	731,949

		2,260,354
Multi-Utilities 0.7%
Dominion Resources, Inc.	19,800	669,240
NiSource, Inc.	66,600	858,474
Sempra Energy	7,000	367,010

		1,894,724

Total Common Stocks (Cost $254,166,610)		262,633,029
	Principal Amount ($)	Value ($)

Government & Agency Obligation 0.5%
US Treasury Obligation
US Treasury Bill, 0.15% **, 9/17/2009 (b) (Cost $1,284,747)	1,285,000	1,284,743
	Shares	Value ($)

Securities Lending Collateral 11.4%
Daily Assets Fund Institutional, 0.39% (c) (d) (Cost $30,892,065)	30,892,065	30,892,065
Cash Equivalents 2.5%
Cash Management QP Trust, 0.27% (c) (Cost $6,743,453)	6,743,453	6,743,453

				% of Net Assets	Value ($)

Total Investment Portfolio (Cost $293,086,875) †				111.5	301,553,290
Other Assets and Liabilities, Net				(11.5)	(31,078,690)

Net Assets				100.0	270,474,600

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*				Non-income producing security.
**				Annualized yield at time of purchase; not a coupon rate.
†

The cost for federal income tax purposes was $297,396,502. At July 31, 2009, net unrealized appreciation for all securities based on tax cost was $4,156,788. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $28,292,510 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $24,135,722.

(a)				All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2009 amounted to $30,173,576 which is 11.2% of net assets.
(b)				At July 31, 2009, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)				Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)				Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust
At July 31, 2009, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)

S&P E-Mini 500 Index	9/18/2009	151	7,138,906	7,432,220	293,314

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” as amended, establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Assets
Common Stock and/or Other Equity Investments(e)	$ 262,633,029	$ -	$ -	$ 262,633,029
Short-Term Investments(e)	30,892,065	8,028,196	-	38,920,261
Derivatives(f)	293,314	-	-	293,314
Total	$ 293,818,408	$ 8,028,196	$ -	$ 301,846,604
(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on futures contracts.

Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the unrealized appreciation (depreciation) of the Fund's derivative instruments categorized by risk exposure as of July 31, 2009. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$ 293,314

Futures. The Fund is subject to equity risk. The Fund may use futures contracts in circumstances where the portfolio management team believes they offer an economical means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market. Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary an initial margin equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the fund dependent upon the daily fluctuations in the value of the underlying security. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Blue Chip Fund

By:	/s/Michael G. Clark Michael G. Clark President

Date:	September 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Blue Chip Fund

By:	/s/Michael G. Clark Michael G. Clark President

Date:	September 23, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 23, 2009